Trade Accounts Payable - Schedule of Trade Accounts Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Domestic:
Commodities	$ 1,961,391	$ 1,761,470
Materials and services	3,138,734	3,123,140
Finished products	81,608	38,061
Present value adjustment	(9,685)	(19,642)
Total domestic commodities	5,172,048	4,903,029
Foreign:
Commodities	20,357	31,354
Materials and services	271,481	320,691
Finished products	1,627	1,979
Total foreign commodities	293,465	354,024
Total trade accounts payable	5,465,513	5,257,053
Supplier financing:
Domestic	718,884	940,344
Foreign	9,826	7,722
Total supplier financing	728,710	948,066
Total	$ 6,194,223	$ 6,205,119